Material Accounting Policies - Schedule of Pertaining to the Rate of Change of the Exchange Rate of the U.S. Dollar (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Pertaining to the Rate of Change of the Exchange Rate of the U.S. Dollar [Line Items]
ICPI (2016 base year)	3.10%	3.24%	2.958%
United States of America, Dollars
Schedule of Pertaining to the Rate of Change of the Exchange Rate of the U.S. Dollar [Line Items]
Representative exchange rate	(0.3)	0.5	3
Euro Member Countries, Euro
Schedule of Pertaining to the Rate of Change of the Exchange Rate of the U.S. Dollar [Line Items]
Representative exchange rate	(3.6)	(5.3)	6.9